Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	General installations	Office and computer equipment	Furniture & fixtures	Total
	USD	USD	USD	USD
2021
Cost
At January 1, 2021	616,947	180,598	50,270	847,815
Additions	204	131,679	2,496	134,379
Disposals	-	(4,162)	-	(4,162)
Write-off	(1,823)	-	-	(1,823)
At December 31, 2021	615,328	308,115	52,766	976,209

Depreciation
At January 1, 2021	417,996	124,106	37,660	579,762
Charge for the year (note 8)	111,538	37,337	6,867	155,742
Write-off	(14,104)	(17,055)	(4,461)	(35,620)
At December 31, 2021	515,430	144,388	40,066	699,884

Net carrying amount
At December 31, 2021	99,898	163,727	12,700	276,325

2022
Cost
At January 1, 2022	615,328	308,115	52,766	976,209
Additions	1,423,217	221,206	484,229	2,128,652
At December 31, 2022	2,038,545	529,321	536,995	3,104,861

Depreciation
At January 1, 2022	515,430	144,388	40,066	699,884
Charge for the year (note 8)	123,370	59,070	21,562	204,002
At December 31, 2022	638,800	203,458	61,628	903,886

Net carrying amount
At December 31, 2022	1,399,745	325,863	475,367	2,200,975